Offerings	Jun. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive PlanCommon Stock, $0.001 par value per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	1.51
Maximum Aggregate Offering Price	$ 30,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,623.62
Offering Note
This Registration Statement registers the offer and sale of an aggregate of 26,000,000 shares of common stock of Geron Corporation (the “Registrant”), par value $0.001, (the “Common Stock”) comprising (i) 20,000,000 shares of Common Stock issuable under the Registrant’s 2018 Equity Incentive Plan, as amended (the “2018 Incentive Plan”) and (ii) 6,000,000 shares of Common Stock issuable under the Registrant's 2014 Employee Stock Purchase Plan, as amended (the "2014 ESPP").
Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that may from time to time be offered or issued under the 2018 Incentive Plan and the 2014 ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock.
Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and the aggregate offering price are based on (a) the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on June 24, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2014 Employee Stock Purchase PlanCommon Stock, $0.001 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	1.28
Maximum Aggregate Offering Price	$ 7,680,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,175.81
Offering Note
This Registration Statement registers the offer and sale of an aggregate of 26,000,000 shares of common stock of Geron Corporation (the “Registrant”), par value $0.001, (the “Common Stock”) comprising (i) 20,000,000 shares of Common Stock issuable under the Registrant’s 2018 Equity Incentive Plan, as amended (the “2018 Incentive Plan”) and (ii) 6,000,000 shares of Common Stock issuable under the Registrant's 2014 Employee Stock Purchase Plan, as amended (the "2014 ESPP").
Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that may from time to time be offered or issued under the 2018 Incentive Plan and the 2014 ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock.
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon 85% of the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 24, 2025. Pursuant to the 2014 ESPP, the purchase price of each share of the Registrant's Common Stock reserved for issuance thereunder will be the lower of 85% of the fair market value on (i) the first day of the offering period or (ii) the purchase date.